INVENTORIES	6 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:	INVENTORIES

a.	Inventories are comprised of the following:

	June 30,	December 31,
	2012	2011
	Unaudited

Raw materials, parts and supplies	$11,073	$11,172
Work in progress	1,351	1,267
Finished products	18,522	19,494

	$30,946	$31,933

b.	Inventory write-offs for the six months ended June 30, 2012 and 2011, totaled $ 303 and $ 101, respectively.